Interests in other entities	12 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
Interests in other entities	Interests in other entities
The Group’s subsidiaries as of June 30, 2025 and 2024 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business, aside from BeiCell Ltd, which was incorporated in the Cayman Islands however operates in Hong Kong.

	Country of incorporation	Class of shares	Equity holding
			As of June 30,
			2025	2024
			%	%
Mesoblast, Inc.	USA	Ordinary	100	100
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)	Switzerland	Ordinary	100	100
Mesoblast Australia Pty Ltd	Australia	Ordinary	100	100
Mesoblast UK Ltd	United Kingdom	Ordinary	100	100
BeiCell Ltd(1)	Cayman Islands	Ordinary	100	100

(1)
As of June 30, 2025 and as of the date of this report, BeiCell Ltd is in voluntary liquidation. A Certificate of Dissolution has been issued by the Cayman Islands Registrar of Companies which states that the company will be deemed dissolved and removed from the Register of Companies on September 15, 2025.